Document and Entity Information	Sep. 13, 2019
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Original Form 8-K to disclose Mr. Crimmins’ appointment as the Company’s Executive Vice President and Chief Financial Officer and changes to his compensation arrangements with the Company.
Entity Central Index Key	0001579298
Document Type	8-K/A
Document Period End Date	Sep. 13, 2019
Entity Registrant Name	Burlington Stores, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36107
Entity Tax Identification Number	80-0895227
Entity Address, Address Line One	2006 Route 130 North
Entity Address, City or Town	Burlington
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08016
City Area Code	(609)
Local Phone Number	387-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	BURL
Security Exchange Name	NYSE